Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
6.	Goodwill

As of June 30, 2025 and December 31, 2024, goodwill was $0, respectively. During the year ended December 31, 2023, the Company recorded goodwill of $2,494,485 as a result of a business combination in January 2023. For the year ended December 31, 2024, the Company recorded a $1,567,485 impairment loss on the balance of goodwill. See “Note 3 – Significant Accounting Policies” for managements position on impairment of long-lived assets.

9.	Goodwill

As of December 31, 2024 and 2023, goodwill was $0 and $1,567,485, respectively. During the year ended December 31, 2023, the Company recorded goodwill of $2,494,485 as a result of a business combination in January 2023. See “Note 5 – Business Combinations” for further information on the business combination transaction. For the year ended December 31, 2023, the Company recorded a $927,000 impairment loss on the balance of goodwill. For the year ended December 31, 2024, the Company recorded a $1,567,485 impairment loss on the balance of goodwill. See “Note 3 – Significant Accounting Policies” for managements position on impairment of long-lived assets.